Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Parent-Only Financial Statements

Note 27: Parent-Only Financial Statements
The following tables present Parent-only condensed financial statements.

Table 27.1: Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2021	2020	2019
Income
Dividends from subsidiaries (1)	$17,895	42,578	21,930
Interest income from subsidiaries	3,934	1,295	3,356
Other interest income	1	3	43
Other income	(418)	(231)	(162)
Total income	21,412	43,645	25,167
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	89	155	664
Long-term debt	2,823	3,591	4,931
Other	—	—	2
Noninterest expense	309	794	1,327
Total expense	3,221	4,540	6,924
Income before income tax benefit and equity in undistributed income of subsidiaries	18,191	39,105	18,243
Income tax benefit	(819)	(1,694)	(945)
Equity in undistributed income of subsidiaries (2)	2,538	(37,422)	527
Net income (2)	$21,548	3,377	19,715
(1)     Includes dividends paid from indirect bank subsidiaries of $15.2 billion, $1.8 billion and $21.8 billion in 2021, 2020 and 2019, respectively.
(2)     In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Table 27.2: Parent-Only Statement of Comprehensive Income

	Year ended December 31,
(in millions)	2021	2020	2019
Net income (1)	$21,548	3,377	19,715
Other comprehensive income (loss), net of tax:
Debt securities	5	(10)	(45)
Derivatives and hedging activities	49	(2)	(12)
Defined benefit plans adjustments	347	(178)	75
Equity in other comprehensive income (loss) of subsidiaries	(2,297)	1,695	4,526
Other comprehensive income, net of tax:	(1,896)	1,505	4,544
Total comprehensive income (1)	$19,652	4,882	24,259
(1)     In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Table 27.3: Parent-Only Balance Sheet

(in millions)	Dec 31, 2021	Dec 31, 2020
Assets
Cash, cash equivalents, and restricted cash due from subsidiary banks	$15,134	14,817
Loans to nonbank subsidiaries	185,050	185,046
Investments in subsidiaries (1) (2)	172,926	172,637
Equity securities	140	144
Other assets	7,341	5,857
Total assets	$380,591	378,501
Liabilities and equity
Accrued expenses and other liabilities	$7,333	8,249
Long-term debt	146,082	181,956
Indebtedness to nonbank subsidiaries	39,570	3,616
Total liabilities	192,985	193,821
Stockholders’ equity (1)	187,606	184,680
Total liabilities and equity	$380,591	378,501
(1)In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)The years ended December 31, 2021 and 2020, include indirect ownership of bank subsidiaries with equity of $173.7 billion and $173.3 billion, respectively.
Table 27.4: Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2021	2020	2019
Cash flows from operating activities:
Net cash provided by operating activities	$11,938	50,193	27,601
Cash flows from investing activities:
Equity securities, not held for trading:
Proceeds from sales and capital returns	11	2,333	326
Purchases	(18)	(1,479)	(1,052)
Loans:
Net repayments from (advances to) subsidiaries	—	10	(3)
Capital notes and term loans made to subsidiaries	(3,500)	(38,547)	(5,286)
Principal collected on notes/loans made to subsidiaries	2,618	558	1,703
Net decrease (increase) in investment in subsidiaries	—	425	(384)
Other, net	14	16	22
Net cash used by investing activities	(875)	(36,684)	(4,674)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	35,958	(22,613)	(636)
Long-term debt:
Proceeds from issuance	1,001	34,918	20,369
Repayment	(28,331)	(15,803)	(8,143)
Preferred stock:
Proceeds from issuance	5,756	3,116	—
Redeemed	(6,675)	(3,602)	(1,550)
Cash dividends paid	(1,205)	(1,290)	(1,391)
Common stock:
Repurchased	(14,464)	(3,415)	(24,533)
Cash dividends paid	(2,422)	(4,852)	(8,198)
Other, net (1)	(364)	(100)	(197)
Net cash used by financing activities	(10,746)	(13,641)	(24,279)
Net change in cash, cash equivalents, and restricted cash	317	(132)	(1,352)
Cash, cash equivalents, and restricted cash at beginning of year	14,817	14,949	16,301
Cash, cash equivalents, and restricted cash at end of year	$15,134	14,817	14,949
(1)Prior period balances have been revised to conform with the current period presentation.